Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2018
Notes To Financial Statements [Abstract]
Earnings (Loss) Per Share

Basic net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders for the period by the weighted average number of shares of common stock outstanding for the period.  Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock and dilutive common stock equivalents then outstanding. To the extent that securities are “anti-dilutive,” they are excluded from the calculation of diluted net income (loss) per share.

As a result of the net loss for the nine months ended September 30, 2018 and 2017, all potentially dilutive shares were anti-dilutive and therefore excluded from the computation of diluted net loss per share. The anti-dilutive equity securities totaled 158,075,531 shares and 99,388,222 shares at September 30, 2018 and 2017, respectively.